Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 340,562	$ 249,859	$ (1,660,119)	$ 477,905
Other comprehensive income:
Net gain on derivatives (Note 13), net of tax of $(4,088), $(2,274), $(11,752) and $(5,339), respectively	28,613	15,920	82,261	37,372
Total other comprehensive income	28,613	15,920	82,261	37,372
Comprehensive income (loss)	369,175	265,779	(1,577,858)	515,277
Comprehensive income attributable to non-controlling interest	(736)	(108)	(885)	(129)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$ 368,439	$ 265,671	$ (1,578,743)	$ 515,148